COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Rent commitment

The Company's subsidiary Fuling USA leases manufacturing facilities under operating leases. Operating lease expense amounted to $384,728 and $340,640 for the year ended December 31, 2015 and 2014, respectively.

Future minimum lease payments under non-cancelable operating leases are as follows:

Twelve months ended December 31,
2016	$394,388
2017	404,296
2018	414,399
2019	424,701
2020	435,326
Thereafter	1,569,253
Total	$3,642,363

Letters of Credit

As of December 31, 2015 and December 31, 2014, the Company had $ 5,664,249 and $7,846,882 outstanding in trade letters of credit.